Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Sales	$ 50,909	$ 117,814	$ 59,653	$ 320,338	$ 401,974	$ 1,075,476
Cost of Sales	66,990	56,835	79,933	98,639	150,922	408,918
Inventory Obsolescence			93,110	28,837	100,998	725,718
Gross Profit (Loss)	(16,081)	60,979	(113,390)	192,862	150,054	(59,160)
Operating Expenses
General and Administrative	1,080,518	1,248,202	2,567,486	1,853,089	5,751,464	2,142,984
Advertising and Marketing	69,822	684,607	118,191	749,059	1,513,633	1,340,428
Impairment Expense			59,163			166,000
Total Operating Expenses	1,150,340	1,932,809	2,744,840	2,602,148	7,265,097	3,649,412
Loss from Operations	(1,166,421)	(1,871,830)	(2,858,230)	(2,409,286)	(7,115,043)	(3,708,572)
Interest Expense	2,817,128	133,051	2,054,438	398,648	1,044,431	203,496
Debt Inducement Expense						3,887,618
Loss (Gain) on Extinguishment of Debt	196,500		(1,200,092)			945,838
Gain on Redemption Value of Series C Preferred Stock					(834,242)
Loss (Gain) on Change in Fair Value of Derivative Liability	(1,847,985)	2,464,439	1,795,205	332,759	1,951,019	(11,071,250)
Total Other (Income) Expenses:	1,165,643	2,597,490	2,649,551	731,407	2,161,208	(6,034,298)
Income (Loss) Before Income Tax Provision	(2,332,064)	(4,469,320)	(5,507,781)	(3,140,693)	(9,276,251)	2,325,726
Income Tax Provision
Net Income (Loss)	$ (2,332,064)	$ (4,469,320)	$ (5,507,781)	$ (3,140,693)	$ (9,276,251)	$ 2,325,726
Net Income (Loss) per Common Share - Basic and Diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.01)	$ 0.01
Weighted Average Shares Outstanding	1,367,327,986	756,596,375	855,469,994	629,289,895	699,508,915	474,571,836